BUSINESS ACQUISITIONS (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Interest expense	$ 1,877,149	$ 97,484	$ 2,273,584	$ 271,366	$ 1,153,376	$ 532,230
Beyond Human [Member]
Business Acquisition [Line Items]
Cash consideration	336,813		336,813
Interest expense	16,750		22,334
Fair Market Value of Future Earn Out Payments	314,479		314,479
Net Purchase Price Consideration	614,479		614,479
Novalere [Member]
Business Acquisition [Line Items]
Fair Market Value of Contingent Consideration	324,379		324,379		324,379
Fair Market Value of Future Earn Out Payments	$ 2,905,425		$ 2,905,425		1,205,000
Net Purchase Price Consideration					$ 4,977,049